Property and equipment - Schedule of changes in property in own use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	€ 2,446	€ 2,515
Additions	525	404
Transfers	(9)	(5)
Depreciation	(461)	(485)
Impairments	(41)	(35)
Reversal of impairments	10	16
Remeasurements	13	81
Disposals	(78)	(98)
Exchange rate differences	(5)	52
Closing balance	2,399	2,446
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	6,081
Closing balance	5,744	6,081
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	3,929
Closing balance	3,639	3,929
Accumulated impairments
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	(140)
Closing balance	(136)	(140)
Accumulated revaluation surplus
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	304
Closing balance	267	304
Accumulated remeasurement
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	130
Closing balance	163	130
Property in own use
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	681	702
Additions	4	2
Transfers	(1)	(1)
Depreciation	(12)	(13)
Impairments	(19)	(9)
Reversal of impairments	10	16
Remeasurements	4	15
Disposals	(47)	(67)
Exchange rate differences	(4)	36
Closing balance	616	681
Property in own use | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	847
Closing balance	753	847
Property in own use | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	362
Closing balance	305	362
Property in own use | Accumulated impairments
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	(107)
Closing balance	(99)	(107)
Property in own use | Accumulated revaluation surplus
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	304
Closing balance	267	304
Property in own use | Accumulated remeasurement
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January
Closing balance
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	688	699
Additions	241	229
Transfers	(4)	(1)
Depreciation	(204)	(220)
Impairments	(10)	(16)
Reversal of impairments
Remeasurements
Disposals	(10)	(15)
Exchange rate differences	4	13
Closing balance	705	688
Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	3,554
Closing balance	3,140	3,554
Equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	2,853
Closing balance	2,430	2,853
Equipment | Accumulated impairments
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	(12)
Closing balance	(6)	(12)
Equipment | Accumulated revaluation surplus
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January
Closing balance
Equipment | Accumulated remeasurement
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January
Closing balance
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	1,076	1,113
Additions	279	173
Transfers	(4)	(4)
Depreciation	(246)	(252)
Impairments	(12)	(9)
Reversal of impairments
Remeasurements	9	67
Disposals	(20)	(15)
Exchange rate differences	(4)	3
Closing balance	1,078	1,076
Right-of-use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	1,680
Closing balance	1,851	1,680
Right-of-use assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	714
Closing balance	904	714
Right-of-use assets | Accumulated impairments
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	(21)
Closing balance	(32)	(21)
Right-of-use assets | Accumulated revaluation surplus
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January
Closing balance
Right-of-use assets | Accumulated remeasurement
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance as at 1 January	130
Closing balance	€ 163	€ 130